Finance Charges	12 Months Ended
Dec. 31, 2025
Finance Costs [Abstract]
Finance Charges

NOTE 9. FINANCE CHARGES

	2025	2024
Interest:
Long-term debt	$51,651	$63,734
Lease obligations	4,125	4,245
Other	11	285
Income	(1,618)	(2,220)
Amortization of debt issue costs	3,028	3,709
Finance charges	$57,197	$69,753